Loan From a Shareholder - Schedule of Loan from Shareholder (Details) - Hainan Lianhe Enterprise Management Group Co., Ltd. [Member] - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Loan from Shareholder [Line Items]
Loan period		December 26, 2023 to December 26, 2024
Interest rate	[1]
Loan from shareholder	[1]		$ 185,867

[1]	Hainan Lianhe Enterprise Management Group Co., Ltd. is a shareholder of the Company.